INDEXIQ ACTIVE ETF TRUST
IQ MACKAY MUNICIPAL INSURED ETF
Supplement dated May 10, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus dated August 28, 2020
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.
Effective immediately, all references to the “Bloomberg Barclays Municipal Insured Bond Index”are hereby deleted in their entirety and replaced with “Bloomberg Barclays Municipal All Insured Bond Index”.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MEMMIN16-05/21